U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2


     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name   and  address  of  issuer:  Global
          Utility Fund, Inc., 100 Mulberry Street,
          Gateway Center Three, Newark, New Jersey
          07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     [ ]

     3.   Investment Company Act File Number:  811-
          5695.
          Securities Act File Number:  33-37356.

     4(a).Last day of fiscal year for which this Form is filed: September 30, 1997.

       (b).[  ]  Check box if this Form  is  being
filed late (i.e. more
          than  90 calendar days after the end  of
          the   issuer's   fiscal   year).    (See
          Instruction A.2.)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form

     5.   Calculation of registration fee:

        (i)  Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                     $            0

         (ii)    Aggregate  price  of   securities
redeemed
             or   repurchased  during  the  fiscal
year
             (if applicable):                      $  107,439,020

        (iii)    Aggregate  price  of   securities
redeemed
             or   repurchased  during  any   prior
fiscal
             year  ending not earlier than October
11,
             1995  that  were not previously  used
to
             reduce  registration fees payable  to
the
             Commission.                           $            0

        (iv)Total available redemption credits
             [add items 5(ii) and 5(iii).           $  107,439,020

        (v)  Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(i).                        $            0

       (vi)  Redemption credits available for use
             in future years - If item 5(i) is
less
             than item 5(iv) [subtract item 5(i)
             from item (5(iv)]                      $  107,439,020

      (vii)  Multiplier for determining
registration
             fee (See instruction C.9):             x       1/3300

     (viii)  Registration fee due [multiply item
5(v)
             by item 5(vii)] enter "0" if no fee
is
             due.                                   =$           0

     6.   Prepaid Shares

          If   the  response  to  item  5(i)   was
          determined  by deducting  an  amount  of
          securities  that  were registered  under
          the  Securities Act of 1933 pursuant  to
          rule   24e-2   as   in   effect   before
          [effective  date of rescission  of  rule
          24e-2],   then  report  the  amount   of
          securities  (number of shares  or  other
          units)  deducted  here:   3,253,484.  If
          there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 5,826,411.

     7.   Interest  due  - if this Form  is  being
          filed
          more  than 90 days after the end of  the
          of
          the    issuer's   fiscal    year    (See
          Instruction D):                           +$           0

     8.   Total amount of the registration fee due
          plus any interest due [line 5(viii)plus
          line 7]:                                  =$           0

     9.   Date the registration fee and any
          interest payment was
          sent to the Commission's lockbox
          depository:


          Method of Delivery:

          [ ] Wire Transfer
          [ ] Mail or other means



                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      /s/S. Jane Rose

                         Secretary

Date December 5, 1997